Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of February 2008

Collection Period	Feb-08	30/360 Days	30
Distribution Date	17-Mar-08	Actual/360 Days	31

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,145,026,660.87	1,108,389,337.48	1,077,121,591.98	0.940696
Total Securities		1,145,026,660.87	1,108,389,337.48	1,077,121,591.98	0.940696
Class A-1 Notes	3.99780%	264,000,000.00	227,362,676.61	196,094,931.11	0.742784
Class A-2 Notes	3.62125%	280,000,000.00	280,000,000.00	280,000,000.00	1.000000
Class A-3 Notes	3.89000%	290,000,000.00	290,000,000.00	290,000,000.00	1.000000
Class A-4 Notes	4.28000%	259,500,000.00	259,500,000.00	259,500,000.00	1.000000
Certificates	0.00000%	51,526,660.87	51,526,660.87	51,526,660.87	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	31,267,745.50	782,707.38	118.4384299	2.9648007
Class A-2 Notes	0.00	873,123.61	-	3.1182986
Class A-3 Notes	0.00	940,083.33	-	3.2416667
Class A-4 Notes	0.00	925,550.00	-	3.5666667
Certificates	0.00	0.00	-	-
Total Securities	31,267,745.50	3,521,464.32

I. COLLECTIONS

Interest:
Interest Collections		4,418,435.39
Repurchased Loan Proceeds Related to Interest		750.99
Total Interest Collections		4,419,186.38

Principal:
Principal Collections		31,155,873.60
Repurchased Loan Proceeds Related to Principal		111,871.90
Total Principal Collections		31,267,745.50

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		18,251.52
Release from the Yield Supplement Account		1,011,095.62
Servicer Advances		0.00

Total Collections		36,716,279.02

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	60,454	1,108,389,337.48
Total Principal Collections		31,267,745.50
Principal Amount of Gross Losses		0.00
	59,908	1,077,121,591.98

III. DISTRIBUTIONS

Total Collections		36,716,279.02
Reserve Account Draw		0.00
Total Available for Distribution		36,716,279.02

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of February 2008

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	923,657.78
Servicing Fee Paid	923,657.78
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	782,707.38

Class A-1 Notes Monthly Interest Paid	782,707.38
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	873,123.61

Class A-2 Notes Monthly Interest Paid	873,123.61
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	940,083.33

Class A-3 Notes Monthly Interest Paid	940,083.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	925,550.00

Class A-4 Notes Monthly Interest Paid	925,550.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,521,464.32
Total Note Monthly Interest Paid	3,521,464.32
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	32,271,156.92

4. Total Monthly Principal Paid on the Notes	31,267,745.50

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	31,267,745.50
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of February 2008

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,003,411.42
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,003,411.42

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		20,457,340.06
Release to Collection Account		1,011,095.62
Ending Yield Supplement Account Balance		19,446,244.44

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,862,566.65
Required Reserve Account Amount		2,862,566.65
Beginning Reserve Account Balance		2,862,566.65
Ending Reserve Account Balance		2,862,566.65

Required Reserve Account Amount for Next Period		2,862,566.65

VI. POOL STATISTICS

Weighted Average Coupon		4.82%
Weighted Average Remaining Maturity		48.85

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,108,389,337.48
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,456,886.90	131
61-90 Days Delinquent	12,698.04	1
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	2,469,584.94	132
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of February 2008

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No